Exceptional items (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Exceptional items
Costs related to strategic review and share sale agreement with Trawlers Limited	£ (34,574,000)
Compensation for loss of office	(12,334,000)		£ (23,827,000)
Football League pension scheme deficit (Note 29)	(870,000)	£ 0	(865,000)
Total exceptional items	£ (47,778,000)		£ (24,692,000)